CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Apr. 26, 2021
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0000001	$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	500,000,000,000	500,000,000,000	95,000
Ordinary shares, shares issued	5,658,952,794	5,621,490,964
Ordinary shares, shares outstanding	5,658,952,794	5,621,490,964